UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Information Technology - 29.6%
Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp. - Class A	193,623	$16,676,749

Internet Software & Services - 8.4%
Alphabet, Inc. - Class C (a)	18,615	19,206,771
Facebook, Inc. - Class A (a)	85,740	13,700,394

		32,907,165

IT Services - 13.0%
Gartner, Inc. (a)	182,851	21,506,934
Mastercard, Inc. - Class A	166,229	29,116,672

		50,623,606

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	90,542	15,191,137

		115,398,657

Health Care - 24.1%
Biotechnology - 4.6%
Celgene Corp. (a)	199,550	17,801,856

Health Care Equipment & Supplies - 11.2%
Abbott Laboratories	498,487	29,869,341
West Pharmaceutical Services, Inc.	156,782	13,842,283

		43,711,624

Life Sciences Tools & Services - 3.9%
IQVIA Holdings, Inc. (a)	155,111	15,217,940

Pharmaceuticals - 4.4%
Zoetis, Inc.	204,765	17,099,925

		93,831,345

Consumer Discretionary - 20.5%
Auto Components - 4.7%
Aptiv PLC	214,920	18,261,752

Hotels, Restaurants & Leisure - 5.0%
Starbucks Corp.	335,860	19,442,936

Internet & Direct Marketing Retail - 5.9%
Booking Holdings, Inc. (a)	11,098	23,088,168

Specialty Retail - 4.9%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	94,469	19,297,183

		80,090,039

Industrials - 10.7%
Building Products - 4.6%
Allegion PLC	210,018	17,912,435

Professional Services - 6.1%
Verisk Analytics, Inc. - Class A (a)	230,212	23,942,048

		41,854,483

Company	Shares	U.S. $ Value
Consumer Staples - 5.0%
Food Products - 5.0%
Hershey Co. (The)	197,190	$19,513,922

Materials - 4.9%
Chemicals - 4.9%
Ecolab, Inc.	139,176	19,076,854

Financials - 4.6%
Capital Markets - 4.6%
Charles Schwab Corp. (The)	346,175	18,077,259

Total Common Stocks (cost $309,897,561)		387,842,559

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (b)(c)(d) (cost $819,899)	819,899	819,899

Total Investments - 99.6% (cost $310,717,460) (e)		388,662,458	(f)
Other assets less liabilities - 0.4%		1,551,791

Net Assets - 100.0%		$390,214,249

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,300,848 and gross unrealized depreciation of investments was $(9,355,850), resulting in net unrealized appreciation of $77,944,998.
(f)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$387,842,559		$	– 0	–	$	– 0	–	$387,842,559
Short-Term Investments	819,899			– 0	–		– 0	–	819,899
Total Investments in Securities	388,662,458			– 0	–		– 0	–	388,662,458
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$388,662,458		$	– 0	–	$	– 0	–	$388,662,458

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

Fund	Market Value 6/30/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,394	$76,728	$89,302	$820	$87

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Information Technology - 23.4%
Electronic Equipment, Instruments & Components - 8.5%
Ingenico Group SA	19,937	$1,618,228
Keyence Corp.	2,300	1,436,713
Murata Manufacturing Co., Ltd.	6,700	924,815

		3,979,756

Internet Software & Services - 5.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	9,330	1,712,428
Tencent Holdings Ltd.	16,400	880,345

		2,592,773

IT Services - 3.9%
Capgemini SE	14,722	1,836,929

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	8,315	1,648,810

Software - 2.0%
Temenos Group AG (a)	7,930	950,880

		11,009,148

Industrials - 19.8%
Building Products - 2.6%
Assa Abloy AB - Class B	55,252	1,197,611

Electrical Equipment - 3.5%
Nidec Corp.	10,800	1,662,213

Machinery - 4.7%
FANUC Corp.	4,900	1,261,030
Hoshizaki Corp.	10,400	927,171

		2,188,201

Professional Services - 9.0%
Adecco Group AG (REG)	18,970	1,351,233
Recruit Holdings Co., Ltd.	58,800	1,473,741
RELX NV	68,330	1,416,405

		4,241,379

		9,289,404

Consumer Discretionary - 14.6%
Auto Components - 2.2%
Continental AG	3,759	1,038,278

Hotels, Restaurants & Leisure - 2.1%
Merlin Entertainments PLC (b)	202,020	982,336

Internet & Direct Marketing Retail - 2.6%
Ctrip.com International Ltd. (ADR) (a)	25,530	1,190,209

Multiline Retail - 2.9%
B&M European Value Retail SA	247,899	1,360,789

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 4.8%
LVMH Moet Hennessy Louis Vuitton SE	3,703	$1,141,165
Samsonite International SA	245,400	1,122,413

		2,263,578

		6,835,190

Consumer Staples - 13.6%
Beverages - 3.9%
Treasury Wine Estates Ltd.	140,671	1,837,901

Food Products - 4.5%
Calbee, Inc. (c)	35,600	1,209,682
Nestle SA (REG)	11,585	915,696

		2,125,378

Household Products - 2.4%
Reckitt Benckiser Group PLC	13,533	1,142,291

Personal Products - 2.8%
Kose Corp. (c)	6,200	1,303,381

		6,408,951

Financials - 11.2%
Banks - 4.5%
HDFC Bank Ltd. (ADR)	21,354	2,109,134

Capital Markets - 3.2%
Azimut Holding SpA	69,866	1,501,799

Insurance - 3.5%
Prudential PLC	65,611	1,639,532

		5,250,465

Health Care - 7.3%
Biotechnology - 3.2%
Genmab A/S (a)	6,997	1,507,469

Life Sciences Tools & Services - 2.5%
Eurofins Scientific SE	2,215	1,167,246

Pharmaceuticals - 1.6%
Roche Holding AG	3,290	754,716

		3,429,431

Materials - 3.3%
Construction Materials - 3.3%
CRH PLC (London)	45,825	1,549,056

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Cellnex Telecom SA (b)	35,450	947,717

Total Common Stocks (cost $39,374,759)		44,719,362

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $1,144,404)	1,144,404	$1,144,404

Total Investments Before Security Lending Collateral for Securities Loaned - 97.6% (cost $40,519,163)		45,863,766

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (d)(e)(f) (cost $1,881,520)	1,881,520	1,881,520

Total Investments - 101.6% (cost $42,400,683) (g)		47,745,286	(h)
Other assets less liabilities - (1.6)%		(764,735)

Net Assets - 100.0%		$46,980,551

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,238	AUD	1,578	6/19/18	$(25,828)
Citibank, NA	USD	108	CNY	683	4/19/18	856
Citibank, NA	INR	61,698	USD	940	5/17/18	(4,128)
HSBC Bank USA	CNY	10,633	USD	1,683	4/19/18	(11,729)
State Street Bank & Trust Co.	GBP	115	USD	160	6/19/18	(1,891)
State Street Bank & Trust Co.	USD	718	CHF	667	6/19/18	(15,406)
State Street Bank & Trust Co.	USD	101	GBP	72	6/19/18	669
UBS AG	USD	1,436	GBP	1,008	6/19/18	(16,981)

						$(74,438)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $1,930,053 or 4.1% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,337,382 and gross unrealized depreciation of investments was $(1,067,217), resulting in net unrealized appreciation of $5,270,165.
(h)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
GBP	-	Great British Pound
INR	-	Indian Rupee
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

22.2%	Japan
14.3%	United Kingdom
12.6%	France
8.7%	Switzerland
8.2%	China
4.6%	India
4.0%	Australia
3.6%	Netherlands
3.4%	Ireland
3.3%	Denmark
3.3%	Italy
2.6%	Sweden
2.4%	Hong Kong
4.3%	Other
2.5%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Germany and Spain.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$1,712,428		$9,296,720		$	– 0	–	$11,009,148
Industrials	– 0	–	9,289,404			– 0	–	9,289,404
Consumer Discretionary	1,190,209		5,644,981			– 0	–	6,835,190
Consumer Staples	– 0	–	6,408,951			– 0	–	6,408,951
Financials	2,109,134		3,141,331			– 0	–	5,250,465
Health Care	– 0	–	3,429,431			– 0	–	3,429,431
Materials	– 0	–	1,549,056			– 0	–	1,549,056
Telecommunication Services	– 0	–	947,717			– 0	–	947,717
Short-Term Investments	1,144,404		– 0	–		– 0	–	1,144,404
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,881,520		– 0	–		– 0	–	1,881,520

Total Investments in Securities	8,037,695		39,707,591	(a)		– 0	–	47,745,286
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,525			– 0	–	1,525
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(75,963)			– 0	–	(75,963)

Total (c)	$8,037,695		$39,633,153		$	– 0	–	$47,670,848

(a)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

Fund	Market Value 06/30/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,185	$18,452	$18,493	$1,144	$	– 0	–
Government Money Market Portfolio *	556	1,514	188	1,882		2

Total	$1,741	$19,966	$18,681	$3,026		$2

*	Investments of cash collateral for securities lending transactions

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 25.7%
Banks - 20.2%
Agricultural Bank of China Ltd. - Class H	232,000	$133,225
Banco de Chile	64,490	10,872
Banco Macro SA (ADR)	100	10,797
Bangkok Bank PCL	3,800	26,006
Bank Negara Indonesia Persero Tbk PT	72,500	45,914
Bank of China Ltd. - Class H	100,000	54,626
China Construction Bank Corp. - Class H	68,000	71,026
Credicorp Ltd.	425	96,492
Erste Group Bank AG (a)	2,310	116,131
Hana Financial Group, Inc.	1,980	85,332
Industrial & Commercial Bank of China Ltd. - Class H	38,000	33,117
Itausa - Investimentos Itau SA (Preference Shares)	34,699	144,936
KB Financial Group, Inc.	1,330	77,136
Komercni banka as	910	41,506
OTP Bank PLC	1,160	52,121
Sberbank of Russia PJSC (Sponsored ADR)	1,420	26,483
Shinhan Financial Group Co., Ltd.	1,450	61,856

		1,087,576

Consumer Finance - 1.3%
Samsung Card Co., Ltd.	2,100	70,843

Diversified Financial Services - 2.7%
FirstRand Ltd.	6,870	38,821
Fubon Financial Holding Co., Ltd.	62,000	107,415

		146,236

Insurance - 1.5%
DB Insurance Co., Ltd.	300	18,637
PICC Property & Casualty Co., Ltd. - Class H	24,000	42,409
Ping An Insurance Group Co. of China Ltd. - Class H	1,500	15,466

		76,512

		1,381,167

Information Technology - 20.7%
Electronic Equipment, Instruments & Components - 0.7%
Kingboard Chemical Holdings Ltd.	3,000	13,870
Tripod Technology Corp.	7,000	23,742

		37,612

Internet Software & Services - 10.6%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,011	185,559
NetEase, Inc. (ADR)	30	8,412
Tencent Holdings Ltd.	7,000	375,757

		569,728

IT Services - 1.4%
HCL Technologies Ltd.	3,140	46,521
Infosys Ltd. (Sponsored ADR)	1,560	27,846

		74,367

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.7%
Chipbond Technology Corp.	12,000	$28,536
Taiwan Semiconductor Manufacturing Co., Ltd.	20,000	169,404

		197,940

Technology Hardware, Storage & Peripherals - 4.3%
Pegatron Corp.	11,000	27,686
Primax Electronics Ltd.	6,000	13,448
Samsung Electronics Co., Ltd.	83	193,927

		235,061

		1,114,708

Consumer Discretionary - 10.3%
Hotels, Restaurants & Leisure - 3.4%
Galaxy Entertainment Group Ltd.	3,000	27,536
Gourmet Master Co., Ltd.	5,675	74,542
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)	22,700	43,304
Yum China Holdings, Inc.	860	35,690

		181,072

Media - 0.8%
Naspers Ltd. - Class N	180	44,048

Specialty Retail - 2.4%
Chow Tai Fook Jewellery Group Ltd.	67,400	76,918
Truworths International Ltd.	5,950	54,240

		131,158

Textiles, Apparel & Luxury Goods - 3.7%
ANTA Sports Products Ltd.	11,000	56,153
Li Ning Co., Ltd. (a)	19,500	20,078
Pou Chen Corp.	16,000	21,365
Yue Yuen Industrial Holdings Ltd.	25,000	100,162

		197,758

		554,036

Industrials - 9.7%
Airlines - 0.8%
Wizz Air Holdings PLC (a)(b)	980	44,801

Industrial Conglomerates - 2.9%
Bidvest Group Ltd. (The)	3,710	70,405
Far Eastern New Century Corp.	68,000	61,687
Jardine Strategic Holdings Ltd.	700	26,911

		159,003

Professional Services - 2.7%
51job, Inc. (ADR) (a)	1,670	143,687

Trading Companies & Distributors - 1.3%
Barloworld Ltd.	4,980	70,127

Transportation Infrastructure - 2.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,810	37,645
Jiangsu Expressway Co., Ltd. - Class H	48,000	68,149

		105,794

		523,412

Company	Shares	U.S. $ Value
Energy - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
China Petroleum & Chemical Corp. - Class H	98,000	$86,934
Esso Thailand PCL (NVDR) (a)	49,200	27,943
LUKOIL PJSC (Sponsored ADR)	2,420	167,512
Petronet LNG Ltd.	4,440	15,789
Tatneft PJSC (Sponsored ADR)	850	54,596
YPF SA (Sponsored ADR)	1,640	35,457

		388,231

Materials - 7.0%
Chemicals - 4.8%
Formosa Chemicals & Fibre Corp.	16,000	60,412
PTT Global Chemical PCL (NVDR)	53,500	162,626
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	62,000	37,885

		260,923

Construction Materials - 0.8%
Anhui Conch Cement Co., Ltd. - Class H	7,500	41,272

Metals & Mining - 1.4%
POSCO	240	76,608

		378,803

Consumer Staples - 6.4%
Beverages - 1.1%
Ambev SA	8,000	58,326

Food & Staples Retailing - 1.7%
CP ALL PCL (NVDR)	17,500	48,918
E-MART, Inc.	180	45,961

		94,879

Food Products - 3.1%
Uni-President Enterprises Corp.	35,000	82,654
WH Group Ltd. (b)	77,000	82,505

		165,159

Household Products - 0.5%
Colgate-Palmolive Co.	390	27,955

		346,319

Telecommunication Services - 6.1%
Diversified Telecommunication Services - 5.2%
China Telecom Corp., Ltd. - Class H	282,000	125,076
Chunghwa Telecom Co., Ltd.	24,000	92,481
KT Corp. (Sponsored ADR)	1,650	22,605
Telenor ASA	1,680	38,205

		278,367

Company	Shares			U.S. $ Value
Wireless Telecommunication Services - 0.9%
China Mobile Ltd.		5,500		$50,410

				328,777

Health Care - 2.7%
Health Care Equipment & Supplies - 1.5%
St. Shine Optical Co., Ltd.		2,700		79,851

Pharmaceuticals - 1.2%
Hypera SA		6,000		65,717

				145,568

Utilities - 1.6%
Electric Utilities - 0.7%
Transmissora Alianca de Energia Eletrica SA		5,600		36,859

Water Utilities - 0.9%
Cia de Saneamento de Minas Gerais-COPASA		3,200		46,602

				83,461

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Aldar Properties PJSC		137,500		79,828

Total Common Stocks (cost $4,391,158)				5,324,310

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $111,828)		111,828		111,828

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.58)%, 4/03/18	EUR	0	*	330
0.06%, 4/03/18	HKD	2		209
0.23%, 4/03/18	GBP	1		783
0.32%, 4/02/18	SGD	0	*	3
6.01%, 4/03/18	ZAR	26		2,238

Total Time Deposits (cost $3,533)				3,563

Total Short-Term Investments (cost $115,361)				115,391

Total Investments - 101.1% (cost $4,506,519) (f)				5,439,701	(g)
Other assets less liabilities - (1.1)%				(56,997)

Net Assets - 100.0%				$5,382,704

FUTURES
Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	1	June 2018	USD	– 0	–**	$59,261	$59,927	$666

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	254	INR	16,713	6/19/18	$582
Bank of America, NA	USD	17	INR	1,086	6/19/18	(36)
Barclays Bank PLC	IDR	185,356	USD	13	4/23/18	(13)
Barclays Bank PLC	EUR	27	USD	33	6/19/18	31
Barclays Bank PLC	EUR	15	USD	19	6/19/18	(12)
Barclays Bank PLC	HKD	2,558	USD	327	6/19/18	668
Barclays Bank PLC	INR	2,143	USD	33	6/19/18	50
Barclays Bank PLC	INR	885	USD	13	6/19/18	(15)
Barclays Bank PLC	USD	11	HKD	85	6/19/18	(5)
Standard Chartered Bank	USD	55	IDR	766,627	4/23/18	482
Standard Chartered Bank	KRW	29,369	USD	27	6/19/18	(578)
Standard Chartered Bank	USD	11	INR	703	6/19/18	36
Standard Chartered Bank	USD	25	INR	1,650	6/19/18	(198)
Standard Chartered Bank	USD	145	KRW	155,886	6/19/18	2,373

						$3,365

*	Principal amount less than 500.
**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $170,610 or 3.2% of net assets.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,024,406 and gross unrealized depreciation of investments was $(87,193), resulting in net unrealized appreciation of $937,213.
(g)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN [1]
March 31, 2018 (unaudited)

30.2%	China
15.5%	Taiwan
12.0%	South Korea
6.5%	Brazil
5.8%	Hong Kong
5.1%	South Africa
4.9%	Thailand
4.6%	Russia
2.1%	Austria
1.8%	Peru
1.6%	India
1.5%	United Arab Emirates
0.9%	Hungary
5.4%	Other
2.1%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Argentina, Chile, Czech Republic, Indonesia, Mexico, Norway, Switzerland and United States.

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$315,586		$1,065,581		$	– 0	–	$1,381,167
Information Technology	268,338		846,370			– 0	–	1,114,708
Consumer Discretionary	35,690		518,346			– 0	–	554,036
Industrials	181,332		342,080			– 0	–	523,412
Energy	257,565		130,666			– 0	–	388,231
Materials	– 0	–	378,803			– 0	–	378,803
Consumer Staples	86,281		260,038			– 0	–	346,319
Telecommunication Services	22,605		306,172			– 0	–	328,777
Health Care.	65,717		79,851			– 0	–	145,568
Utilities	83,461		– 0	–		– 0	–	83,461
Real Estate	– 0	–	79,828			– 0	–	79,828
Short-Term Investments:
Investment Companies	111,828		– 0	–		– 0	–	111,828
Time Deposits	– 0	–	3,563			– 0	–	3,563

Total Investments in Securities	1,428,403		4,011,298	†		– 0	–	5,439,701
Other Financial Instruments*:
Assets
Futures	– 0	–	666			– 0	–	666
Forward Currency Exchange Contracts	– 0	–	4,222			– 0	–	4,222
Liabilities
Forward Currency Exchange Contracts	– 0	–	(857)			– 0	–	(857)

Total^	$1,428,403		$4,015,329		$	– 0	–	$5,443,732

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	6/30/17	at Cost	Proceeds	3/31/18	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$100	$1,642	$1,630	$112	$1

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 21.3%
Banks - 10.9%
Citigroup, Inc.	114,100	$7,701,750
DBS Group Holdings Ltd.	362,600	7,658,965
Jyske Bank A/S	248,112	14,751,351
Wells Fargo & Co.	334,373	17,524,489

		47,636,555

Capital Markets - 8.0%
BlackRock, Inc.-Class A	8,986	4,867,896
CME Group, Inc.-Class A	35,875	5,802,422
Julius Baer Group Ltd. (a)	179,184	11,027,251
London Stock Exchange Group PLC	60,376	3,495,937
Singapore Exchange Ltd.	1,736,700	9,804,416

		34,997,922

Diversified Financial Services - 1.1%
Cielo SA	769,583	4,822,933

Insurance - 1.3%
Arthur J Gallagher & Co.	81,370	5,592,560

		93,049,970

Information Technology - 15.3%
Internet Software & Services - 3.1%
Alphabet, Inc.-Class C (a)	13,021	13,434,938

IT Services - 3.5%
Cognizant Technology Solutions Corp.-Class A	43,326	3,487,743
Visa, Inc.-Class A	97,536	11,667,256

		15,154,999

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	146,013	7,604,357
Taiwan Semiconductor Manufacturing Co., Ltd.	449,000	3,803,120

		11,407,477

Software - 5.1%
Microsoft Corp.	201,609	18,400,853
SAP SE	39,240	4,119,489

		22,520,342

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	1,920	4,486,035

		67,003,791

Industrials - 14.4%
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	30,043	2,815,329

Commercial Services & Supplies - 4.4%
Secom Co., Ltd.	144,200	10,740,765
Stericycle, Inc. (a)	96,249	5,633,454
Taiwan Secom Co., Ltd.	859,000	2,657,372

		19,031,591

Company	Shares	U.S. $ Value
Machinery - 5.8%
Dover Corp.	129,180	$12,688,060
Kone Oyj-Class B (b)	191,835	9,574,079
Stanley Black & Decker, Inc.	20,720	3,174,304

		25,436,443

Professional Services - 1.9%
RELX NV	401,690	8,326,591

Road & Rail - 1.0%
ALD SA (a)(c)	264,975	4,312,653

Transportation Infrastructure - 0.7%
Flughafen Zurich AG	14,090	3,111,905

		63,034,512

Consumer Discretionary - 12.8%
Diversified Consumer Services - 5.1%
Service Corp. International/US	424,259	16,011,535
Sotheby’s (a)	120,710	6,193,630

		22,205,165

Hotels, Restaurants & Leisure - 5.4%
Compass Group PLC	158,140	3,229,053
Starbucks Corp.	314,419	18,201,716
Telepizza Group SA (a)(c)	332,225	2,187,006

		23,617,775

Specialty Retail - 1.0%
AutoZone, Inc. (a)	7,161	4,645,269

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc.-Class B	84,446	5,610,592

		56,078,801

Health Care - 10.9%
Biotechnology - 3.5%
Biogen, Inc. (a)	27,138	7,430,927
Gilead Sciences, Inc.	102,463	7,724,686

		15,155,613

Health Care Providers & Services - 6.7%
Anthem, Inc.	90,625	19,910,312
UnitedHealth Group, Inc.	44,073	9,431,622

		29,341,934

Pharmaceuticals - 0.7%
Roche Holding AG	14,154	3,246,887

		47,744,434

Telecommunication Services - 7.3%
Wireless Telecommunication Services - 7.3%
China Mobile Ltd.	530,500	4,862,242
KDDI Corp.	654,000	16,843,399
MTN Group Ltd.	1,009,080	10,144,711

		31,850,352

Company	Shares		U.S. $ Value
Consumer Staples - 5.5%
Beverages - 0.8%
Diageo PLC		97,179	$3,286,566

Food Products - 0.5%
Danone SA		29,371	2,381,468

Household Products - 1.6%
Procter & Gamble Co. (The)		85,810	6,803,017

Personal Products - 2.6%
L’Oreal SA		51,304	11,587,451

			24,058,502

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
ConocoPhillips		70,230	4,163,937
LUKOIL PJSC (Sponsored ADR)		104,702	7,247,472
Royal Dutch Shell PLC-Class B		176,550	5,681,103

			17,092,512

Utilities - 3.8%
Electric Utilities - 1.4%
Enel Americas SA (Sponsored ADR)		288,752	3,355,298
Enel Chile SA (ADR)		414,629	2,653,626

			6,008,924

Water Utilities - 2.4%
Guangdong Investment Ltd.		6,594,000	10,446,655

			16,455,579

Materials - 1.8%
Chemicals - 1.8%
BASF SE		78,684	7,979,924

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
CBRE Group, Inc.-Class A (a)		144,400	6,818,568

Total Common Stocks (cost $373,398,703)			431,166,945

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (d)(e)(f) (cost $871,407)		871,407	871,407

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 4/03/18	CHF	21	21,815
(0.91)%, 4/03/18	SEK	1	114

	Principal Amount (000)			U.S. $ Value
0.23%, 4/03/18	GBP	27		$37,779
0.53%, 4/02/18	CAD	– 0	–*	1
0.88%, 4/03/18	AUD	– 0	–*	1
6.01%, 4/03/18	ZAR	516		43,560
BNP Paribas, Paris
0.06%, 4/03/18	HKD	301		38,341
0.32%, 4/02/18	SGD	57		43,332
Sumitomo, Tokyo
(0.58)%, 4/03/18	EUR	36		43,884

Total Time Deposits (cost $229,466)				228,827

Total Short-Term Investments (cost $1,100,873)				1,100,234

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $374,499,576)				432,267,179

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (d)(e)(f) (cost $309,652)		309,652		309,652

Total Investments - 99.0% (cost $374,809,228) (g)				432,576,831	(h)
Other assets less liabilities – 1.0%				4,692,132

Net Assets - 100.0%				$437,268,963

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $6,499,659 or 1.5% of net assets.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,188,132 and gross unrealized depreciation of investments was $(7,421,169), resulting in net unrealized appreciation of $57,766,963.
(h)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

54.0%	United States
6.4%	Japan
5.6%	United Kingdom
4.2%	France
4.0%	Singapore
4.0%	Switzerland
3.5%	China
3.4%	Denmark
2.8%	Germany
2.3%	South Africa
2.2%	Finland
1.7%	Russia
1.5%	Taiwan
4.1%	Other
0.3%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Chile, South Korea and Spain.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three– level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three– tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018.

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$46,312,050		$46,737,920		$	– 0	–	$93,049,970
Information Technology	54,595,147		12,408,644			– 0	–	67,003,791
Industrials	24,311,147		38,723,365			– 0	–	63,034,512
Consumer Discretionary	52,849,748		3,229,053			– 0	–	56,078,801
Health Care	44,497,547		3,246,887			– 0	–	47,744,434
Telecommunication Services	10,144,711		21,705,641			– 0	–	31,850,352
Consumer Staples	6,803,017		17,255,485			– 0	–	24,058,502
Energy	11,411,409		5,681,103			– 0	–	17,092,512
Utilities	6,008,924		10,446,655			– 0	–	16,455,579
Materials	– 0	–	7,979,924			– 0	–	7,979,924
Real Estate	6,818,568		– 0	–		– 0	–	6,818,568
Short-Term Investments:
Investment Companies	871,407		– 0	–		– 0	–	871,407
Time Deposits	– 0	–	228,827			– 0	–	228,827
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	309,652		– 0	–		– 0	–	309,652

Total Investments in Securities	264,933,327		167,643,504			– 0	–	432,576,831
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$264,933,327		$167,643,504		$	– 0	–	$432,576,831

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period. An amount of $7,901,929 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor modeling tools not being used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

					Distributions
Fund	Market Value 6/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,914	$67,623	$69,666	$871	$11
Government Money Market Portfolio*	3,130	48,292	51,112	310	12

Total				$1,181	$23

*	Investment of cash collateral for securities lending transactions.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Financials - 28.2%
Banks - 15.4%
Bank Hapoalim BM	56,379	$387,714
BOC Hong Kong Holdings Ltd.	160,500	787,378
Danske Bank A/S	14,840	556,030
DBS Group Holdings Ltd.	53,300	1,125,821
DNB ASA	37,960	747,707
Hang Seng Bank Ltd.	30,400	706,332
KBC Group NV	8,240	717,530
Mitsubishi UFJ Financial Group, Inc.	161,700	1,074,596
National Australia Bank Ltd.	34,190	754,797
Oversea-Chinese Banking Corp., Ltd.	61,900	609,777
Royal Bank of Canada	13,019	1,005,667
Seven Bank Ltd.	107,300	344,223
Sumitomo Mitsui Financial Group, Inc.	17,800	755,152
Toronto-Dominion Bank (The)	14,070	798,430

		10,371,154

Capital Markets - 5.2%
Euronext NV (a)	12,591	922,907
IG Group Holdings PLC	86,207	965,489
Partners Group Holding AG	1,345	1,000,847
Thomson Reuters Corp.	15,846	612,390

		3,501,633

Diversified Financial Services - 1.0%
ORIX Corp.	39,600	709,670

Insurance - 6.6%
Admiral Group PLC	12,380	320,424
Allianz SE (REG)	4,320	976,567
Direct Line Insurance Group PLC	95,260	510,071
NN Group NV	18,680	829,952
Swiss Re AG	12,510	1,276,855
Tryg A/S	23,680	551,724

		4,465,593

		19,048,050

Information Technology - 15.5%
Internet Software & Services - 2.5%
carsales.com Ltd.	41,212	430,703
Kakaku.com, Inc.	21,100	373,414
Moneysupermarket.com Group PLC	218,627	880,010

		1,684,127

IT Services - 5.6%
Amadeus IT Group SA - Class A	19,934	1,475,179
Capgemini SE	8,570	1,069,318
Otsuka Corp.	23,800	1,213,390

		3,757,887

Semiconductors & Semiconductor Equipment - 0.3%
SCREEN Holdings Co., Ltd.	2,300	207,757

Company	Shares	U.S. $ Value
Software - 6.6%
Check Point Software Technologies Ltd. (b)	7,693	$764,222
Constellation Software, Inc./Canada	908	616,081
Nice Ltd. (b)	12,237	1,143,379
Oracle Corp. Japan	18,000	1,493,891
SAP SE	4,309	452,367

		4,469,940

Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co., Ltd.	151	352,808

		10,472,519

Consumer Discretionary - 15.2%
Automobiles - 0.6%
Subaru Corp.	12,000	397,233

Distributors - 1.2%
PALTAC Corp.	14,300	779,289

Hotels, Restaurants & Leisure - 3.3%
Aristocrat Leisure Ltd.	72,374	1,351,262
Compass Group PLC	25,740	525,584
Playtech PLC	35,700	367,169

		2,244,015

Household Durables - 3.9%
Auto Trader Group PLC (a)	198,970	978,022
Fujitsu General Ltd.	23,500	420,922
Nikon Corp.	31,400	567,582
Persimmon PLC	18,400	653,057

		2,619,583

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	18,100	585,783

Media - 2.0%
CTS Eventim AG & Co. KGaA	20,330	953,035
Daiichikosho Co., Ltd.	7,700	404,991

		1,358,026

Multiline Retail - 1.0%
Next PLC	10,470	699,909

Textiles, Apparel & Luxury Goods - 2.3%
HUGO BOSS AG	5,480	477,401
Moncler SpA	28,420	1,081,615

		1,559,016

		10,242,854

Consumer Staples - 10.9%
Beverages - 3.9%
Diageo PLC	27,900	943,570
Royal Unibrew A/S	15,263	1,013,293
Suntory Beverage & Food Ltd.	15,000	730,208

		2,687,071

Food Products - 3.0%
Nestle SA (REG)	4,150	328,022
Salmar ASA	41,120	1,693,141

		2,021,163

Company	Shares	U.S. $ Value
Personal Products - 1.3%
Unilever PLC	15,770	$874,644

Tobacco - 2.7%
British American Tobacco PLC	22,411	1,295,510
Scandinavian Tobacco Group A/S (a)	29,690	521,900

		1,817,410

		7,400,288

Industrials - 8.3%
Airlines - 1.7%
Japan Airlines Co., Ltd.	16,700	679,960
Qantas Airways Ltd.	101,770	459,141

		1,139,101

Commercial Services & Supplies - 0.5%
G4S PLC	98,300	342,124

Machinery - 0.9%
Atlas Copco AB - Class B	8,500	331,888
Kone Oyj - Class B	5,544	276,690

		608,578

Professional Services - 4.6%
Intertek Group PLC	12,290	804,481
RELX PLC	50,145	1,030,070
Wolters Kluwer NV	23,424	1,245,803

		3,080,354

Road & Rail - 0.6%
Central Japan Railway Co.	2,300	438,938

		5,609,095

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 5.6%
Com Hem Holding AB	50,620	822,022
HKT Trust & HKT Ltd. - Class SS	906,000	1,139,956
Nippon Telegraph & Telephone Corp.	20,100	937,726
Telenor ASA	39,020	887,359

		3,787,063

Materials - 5.2%
Chemicals - 2.9%
Covestro AG (a)	3,135	308,694
Croda International PLC	21,620	1,388,898
Nippon Shokubai Co., Ltd.	3,700	255,823

		1,953,415

Containers & Packaging - 1.0%
Amcor Ltd./Australia	63,569	696,103

Company	Shares	U.S. $ Value
Metals & Mining - 1.3%
Boliden AB	14,700	$517,270
South32 Ltd.	130,180	327,165

		844,435

		3,493,953

Health Care - 4.5%
Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	3,850	540,723

Pharmaceuticals - 3.7%
Indivior PLC (b)	60,500	345,838
Novo Nordisk A/S - Class B	8,760	430,868
Roche Holding AG	4,037	926,076
Sanofi	4,746	380,819
Shionogi & Co., Ltd.	8,100	421,796

		2,505,397

		3,046,120

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Caltex Australia Ltd.	18,190	441,855
Royal Dutch Shell PLC - Class B	36,301	1,168,109
Showa Shell Sekiyu KK	37,600	511,847
TOTAL SA	12,562	720,050

		2,841,861

Total Common Stocks (cost $60,467,291)		65,941,803

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(d)(e) (cost $642,056)	642,056	642,056

Total Investments - 98.6% (cost $61,109,347) (f)		66,583,859	(g)
Other assets less liabilities - 1.4%		974,929

Net Assets - 100.0%		$67,558,788

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	14	June 2018	USD	1	$1,398,507	$1,407,853	$9,346

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,550	USD	2,101	4/17/18	$(74,665)
Bank of America, NA	USD	727	GBP	525	4/17/18	9,944
Bank of America, NA	KRW	403,418	USD	380	4/26/18	213
Barclays Bank PLC	ILS	5,217	USD	1,527	4/17/18	38,279
Barclays Bank PLC	USD	507	EUR	412	4/17/18	446
Brown Brothers Harriman & Co.	AUD	150	USD	118	4/17/18	2,339
Brown Brothers Harriman & Co.	CAD	1,130	USD	898	4/17/18	20,939
Brown Brothers Harriman & Co.	CHF	523	USD	559	4/17/18	11,447
Brown Brothers Harriman & Co.	EUR	478	USD	588	4/17/18	(528)
Brown Brothers Harriman & Co.	GBP	851	USD	1,159	4/17/18	(35,287)
Brown Brothers Harriman & Co.	HKD	2,765	USD	354	4/17/18	1,461
Brown Brothers Harriman & Co.	ILS	1,473	USD	427	4/17/18	6,956
Brown Brothers Harriman & Co.	JPY	66,664	USD	629	4/17/18	2,229
Brown Brothers Harriman & Co.	JPY	160,568	USD	1,477	4/17/18	(33,784)
Brown Brothers Harriman & Co.	NOK	1,008	USD	129	4/17/18	253
Brown Brothers Harriman & Co.	NOK	5,173	USD	641	4/17/18	(18,844)
Brown Brothers Harriman & Co.	SEK	5,552	USD	704	4/17/18	38,622
Brown Brothers Harriman & Co.	SGD	1,127	USD	849	4/17/18	(10,403)
Brown Brothers Harriman & Co.	USD	118	AUD	150	4/17/18	(2,770)
Brown Brothers Harriman & Co.	USD	101	CAD	130	4/17/18	225
Brown Brothers Harriman & Co.	USD	248	CAD	311	4/17/18	(6,609)
Brown Brothers Harriman & Co.	USD	638	CHF	591	4/17/18	(19,490)
Brown Brothers Harriman & Co.	USD	611	EUR	510	4/17/18	17,335
Brown Brothers Harriman & Co.	USD	1,565	EUR	1,255	4/17/18	(19,743)
Brown Brothers Harriman & Co.	USD	697	GBP	501	4/17/18	6,736
Brown Brothers Harriman & Co.	USD	622	GBP	439	4/17/18	(5,253)
Brown Brothers Harriman & Co.	USD	223	HKD	1,745	4/17/18	(831)
Brown Brothers Harriman & Co.	USD	1,649	JPY	182,346	4/17/18	66,158
Brown Brothers Harriman & Co.	USD	317	NOK	2,431	4/17/18	(6,570)
Brown Brothers Harriman & Co.	USD	686	SEK	5,552	4/17/18	(20,271)
Brown Brothers Harriman & Co.	USD	161	SGD	213	4/17/18	1,891
Brown Brothers Harriman & Co.	AUD	174	USD	134	7/17/18	329
Brown Brothers Harriman & Co.	CAD	176	USD	135	7/17/18	(2,015)
Brown Brothers Harriman & Co.	GBP	355	USD	504	7/17/18	3,209
Brown Brothers Harriman & Co.	GBP	860	USD	1,203	7/17/18	(9,152)
Brown Brothers Harriman & Co.	NOK	3,841	USD	497	7/17/18	5,755
Brown Brothers Harriman & Co.	USD	101	AUD	131	7/17/18	140

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	203	CHF	191	7/17/18	$(1,032)
Brown Brothers Harriman & Co.	USD	1,220	EUR	977	7/17/18	(8,012)
Brown Brothers Harriman & Co.	USD	1,921	JPY	202,276	7/17/18	(5,921)
Deutsche Bank AG	CAD	2,923	USD	2,345	4/17/18	75,891
Deutsche Bank AG	USD	1,193	CHF	1,158	4/17/18	19,373
Deutsche Bank AG	USD	593	EUR	490	4/17/18	10,232
JPMorgan Chase Bank, NA	KRW	100,241	USD	93	4/26/18	(1,854)
JPMorgan Chase Bank, NA	AUD	686	USD	532	7/17/18	4,782
Royal Bank of Scotland PLC	NOK	8,227	USD	1,025	4/17/18	(24,580)
Royal Bank of Scotland PLC	USD	4,390	EUR	3,648	4/17/18	102,544
Royal Bank of Scotland PLC	USD	529	JPY	58,624	4/17/18	21,975
Royal Bank of Scotland PLC	USD	151	KRW	160,801	4/26/18	435
UBS AG	NOK	5,025	USD	602	4/17/18	(39,645)

						$122,879

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate market value of these securities amounted to $2,731,523 or 4.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,098,132 and gross unrealized depreciation of investments was $(1,491,395), resulting in net unrealized appreciation of $5,606,737.
(g)	On March 30, 2018, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN 1

March 31, 2018 (unaudited)

21.2%	United Kingdom
20.0%	Japan
7.5%	Australia
5.3%	Switzerland
5.0%	Norway
4.8%	Germany
4.6%	Denmark
4.5%	Canada
4.5%	Netherlands
3.9%	Hong Kong
3.4%	Israel
3.3%	France
2.6%	Singapore
2.5%	Sweden
5.9%	Other
1.0%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Belgium, Finland, Italy, South Korea and Spain.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,416,487		$16,631,563		$	– 0	–	$19,048,050
Information Technology	1,380,303		9,092,216			– 0	–	10,472,519
Consumer Discretionary	– 0	–	10,242,854			– 0	–	10,242,854
Consumer Staples	521,900		6,878,388			– 0	–	7,400,288
Industrials	– 0	–	5,609,095			– 0	–	5,609,095
Telecommunication Services	– 0	–	3,787,063			– 0	–	3,787,063
Materials	– 0	–	3,493,953			– 0	–	3,493,953
Health Care.	– 0	–	3,046,120			– 0	–	3,046,120
Energy	– 0	–	2,841,861			– 0	–	2,841,861
Short-Term Investments:
Investment Companies	642,056		– 0	–		– 0	–	642,056

Total Investments in Securities	4,960,746		61,623,113	†		– 0	–	66,583,859
Other Financial Instruments*:
Assets
Futures	– 0	–	9,346			– 0	–	9,346
Forward Currency Exchange Contracts	– 0	–	470,138			– 0	–	470,138
Liabilities
Forward Currency Exchange Contracts	– 0	–	(347,259)			– 0	–	(347,259)

Total^	$4,960,746		$61,755,338		$	– 0	–	$66,716,084

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $1,034,915 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

Fund	Market Value 6/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$997	$23,379	$23,734	$642	$11

AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Information Technology - 23.4%
Communications Equipment - 2.4%
Cisco Systems, Inc.	142,717	$6,121,132

Internet Software & Services - 4.7%
Alphabet, Inc. - Class C (a)	6,204	6,401,225
eBay, Inc. (a)	47,989	1,931,078
Facebook, Inc. - Class A (a)	22,280	3,560,121

		11,892,424

IT Services - 4.5%
Cognizant Technology Solutions Corp. - Class A	59,226	4,767,693
Infosys Ltd. (Sponsored ADR)	66,329	1,183,973
PayPal Holdings, Inc. (a)	23,539	1,785,904
Visa, Inc. - Class A	30,847	3,689,918

		11,427,488

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	75,298	3,921,520
Lam Research Corp.	6,059	1,230,946
Micron Technology, Inc. (a)	12,709	662,647
QUALCOMM, Inc.	35,273	1,954,477
Texas Instruments, Inc.	17,839	1,853,294

		9,622,884

Software - 4.5%
Activision Blizzard, Inc.	10,537	710,826
Microsoft Corp.	105,038	9,586,818
Take-Two Interactive Software, Inc. (a)	12,071	1,180,303

		11,477,947

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	53,179	8,922,372

		59,464,247

Financials - 14.6%
Banks - 7.8%
Bank of America Corp.	166,719	4,999,903
Citigroup, Inc.	32,895	2,220,412
JPMorgan Chase & Co.	45,436	4,996,597
SunTrust Banks, Inc.	63,038	4,289,106
US Bancorp	64,740	3,269,370

		19,775,388

Capital Markets - 1.0%
Charles Schwab Corp. (The)	25,018	1,306,440
Goldman Sachs Group, Inc. (The)	5,351	1,347,703

		2,654,143

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. - Class B (a)	51,491	10,271,425

Company	Shares	U.S. $ Value
Insurance - 1.8%
Alleghany Corp.	1,977	$1,214,748
Athene Holding Ltd. - Class A (a)	22,595	1,080,267
Progressive Corp. (The)	35,178	2,143,395

		4,438,410

		37,139,366

Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 3.4%
Carnival Corp.	37,330	2,448,102
Las Vegas Sands Corp.	11,337	815,130
McDonald’s Corp.	21,749	3,401,109
MGM Resorts International	58,569	2,051,086

		8,715,427

Household Durables - 0.9%
Lennar Corp. - Class A	40,056	2,360,900

Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	3,166	4,582,278
Booking Holdings, Inc. (a)	1,068	2,221,857
Netflix, Inc. (a)	3,085	911,155

		7,715,290

Media - 1.7%
Comcast Corp. - Class A	47,474	1,622,186
Twenty-First Century Fox, Inc. - Class A	27,069	993,162
Walt Disney Co. (The)	15,572	1,564,052

		4,179,400

Specialty Retail - 2.2%
Home Depot, Inc. (The)	30,587	5,451,827

Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc. (a)	9,735	867,583
NIKE, Inc. - Class B	24,514	1,628,710

		2,496,293

		30,919,137

Industrials - 11.9%
Aerospace & Defense - 6.3%
Northrop Grumman Corp.	29,953	10,457,191
United Technologies Corp.	43,413	5,462,224

		15,919,415

Airlines - 0.8%
Delta Air Lines, Inc.	25,527	1,399,135
Southwest Airlines Co.	10,423	597,029

		1,996,164

Industrial Conglomerates - 2.5%
Honeywell International, Inc.	44,902	6,488,788

Road & Rail - 2.3%
Norfolk Southern Corp.	42,724	5,801,065

		30,205,432

Company	Shares	U.S. $ Value
Health Care - 10.1%
Biotechnology - 0.7%
AbbVie, Inc.	19,041	$1,802,231

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	61,234	3,669,141
Medtronic PLC	27,915	2,239,342

		5,908,483

Health Care Providers & Services - 2.8%
Humana, Inc.	11,080	2,978,636
UnitedHealth Group, Inc.	18,606	3,981,684

		6,960,320

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	28,149	1,780,424
Johnson & Johnson	45,818	5,871,577
Zoetis, Inc.	38,265	3,195,510

		10,847,511

		25,518,545

Energy - 5.9%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	41,869	2,712,274

Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	57,681	6,577,941
EOG Resources, Inc.	29,730	3,129,677
Occidental Petroleum Corp.	39,728	2,580,731

		12,288,349

		15,000,623

Materials - 4.3%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	30,992	4,928,658
DowDuPont, Inc.	62,523	3,983,340

		8,911,998

Containers & Packaging - 0.8%
Berry Global Group, Inc. (a)	38,389	2,104,101

		11,016,099

Consumer Staples - 4.3%
Food & Staples Retailing - 1.6%
Kroger Co. (The)	25,536	611,332
Walmart, Inc.	39,608	3,523,924

		4,135,256

Food Products - 0.4%
Mondelez International, Inc. - Class A	25,502	1,064,198

Personal Products - 1.0%
Estee Lauder Cos., Inc. (The) - Class A	16,847	2,522,333

Tobacco - 1.3%
Altria Group, Inc.	50,136	3,124,475

		10,846,262

Company	Shares			U.S. $ Value
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Crown Castle International Corp.		93,654		$10,265,415

Utilities - 2.8%
Electric Utilities - 2.8%
NextEra Energy, Inc.		44,078		7,199,260

Telecommunication Services - 0.9%
Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc. (a)		36,341		2,218,255

Total Common Stocks (cost $194,241,062)				239,792,641

INVESTMENT COMPANIES - 2.7%
Funds and Investment Trusts - 2.7% (b)
iShares Nasdaq Biotechnology ETF		28,829		3,077,207
SPDR S&P Biotech ETF		42,020		3,686,415

Total Investment Companies (cost $6,158,813)				6,763,622

PREFERRED STOCKS - 0.5%
Information Technology - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.
Series G
0.00% (a)(c)(d)(e)		25,539		984,656
Series H
0.00% (a)(c)(d)(e)		5,253		208,786

				1,193,442

Consumer Discretionary - 0.0%
Household Durables - 0.0%
Honest Co., Inc. (The)
Series D
0.00% (a)(c)(d)(e)		4,005		99,224

Total Preferred Stocks (cost $1,213,114)				1,292,666

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (b)(f)(g) (cost $8,101,817)		8,101,817		8,101,817

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
0.23%, 4/03/18	GBP	0	*	5
0.53%, 4/02/18	CAD	2		1,842

	U.S. $ Value
Total Time Deposits (cost $2,011)	$1,847

Total Short-Term Investments (cost $8,103,828)	8,103,664

Total Investments - 100.9% (cost $209,716,817) (h)	255,952,593	(i)
Other assets less liabilities - (0.9)%	(2,273,383)

Net Assets - 100.0%	$253,679,210

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services, LLC
KKR & Co. LP	7,991	FedFundEffective30	Maturity	USD	144	1/11/19	$20,689
KKR & Co. LP	3,975	FedFundEffective30	Maturity	USD	73	1/11/19	9,156
KKR & Co. LP	3,581	FedFundEffective30	Maturity	USD	65	1/11/19	9,106
KKR & Co. LP	1,791	FedFundEffective30	Maturity	USD	31	1/11/19	6,327
KKR & Co. LP	2,764	FedFundEffective30	Maturity	USD	51	1/11/19	5,729
KKR & Co. LP	2,449	FedFundEffective30	Maturity	USD	45	1/11/19	5,565
KKR & Co. LP	2,764	FedFundEffective30	Maturity	USD	51	1/11/19	5,469
KKR & Co. LP	2,449	FedFundEffective30	Maturity	USD	45	1/11/19	5,042
KKR & Co. LP	2,155	FedFundEffective30	Maturity	USD	40	1/11/19	4,869
KKR & Co. LP	1,586	FedFundEffective30	Maturity	USD	28	1/11/19	4,657
KKR & Co. LP	2,127	FedFundEffective30	Maturity	USD	40	1/11/19	4,237
KKR & Co. LP	1,530	FedFundEffective30	Maturity	USD	28	1/11/19	3,699
KKR & Co. LP	1,409	FedFundEffective30	Maturity	USD	25	1/11/19	3,661
KKR & Co. LP	1,424	FedFundEffective30	Maturity	USD	26	1/11/19	3,316
KKR & Co. LP	1,443	FedFundEffective30	Maturity	USD	26	1/11/19	3,272
KKR & Co. LP	1,024	FedFundEffective30	Maturity	USD	18	1/11/19	2,796
KKR & Co. LP	1,221	FedFundEffective30	Maturity	USD	22	1/11/19	2,780
KKR & Co. LP	1,281	FedFundEffective30	Maturity	USD	24	1/11/19	2,561
KKR & Co. LP	1,608	FedFundEffective30	Maturity	USD	31	1/11/19	2,538
KKR & Co. LP	1,281	FedFundEffective30	Maturity	USD	24	1/11/19	2,493
KKR & Co. LP	1,064	FedFundEffective30	Maturity	USD	20	1/11/19	2,218
KKR & Co. LP	855	FedFundEffective30	Maturity	USD	16	1/11/19	2,142
KKR & Co. LP	1,388	FedFundEffective30	Maturity	USD	27	1/11/19	1,951
KKR & Co. LP	1,112	FedFundEffective30	Maturity	USD	21	1/11/19	1,840
KKR & Co. LP	1,402	FedFundEffective30	Maturity	USD	27	1/11/19	1,643
KKR & Co. LP	675	FedFundEffective30	Maturity	USD	12	1/11/19	1,493
KKR & Co. LP	2,341	FedFundEffective30	Maturity	USD	47	1/11/19	1,449
KKR & Co. LP	1,252	FedFundEffective30	Maturity	USD	24	1/11/19	1,395
KKR & Co. LP	681	FedFundEffective30	Maturity	USD	13	1/11/19	1,295
KKR & Co. LP	1,063	FedFundEffective30	Maturity	USD	21	1/11/19	1,246
KKR & Co. LP	911	FedFundEffective30	Maturity	USD	18	1/11/19	1,245
KKR & Co. LP	1,191	FedFundEffective30	Maturity	USD	23	1/11/19	1,133
KKR & Co. LP	1,224	FedFundEffective30	Maturity	USD	24	1/11/19	1,050
KKR & Co. LP	508	FedFundEffective30	Maturity	USD	9	1/11/19	1,017
KKR & Co. LP	497	FedFundEffective30	Maturity	USD	9	1/11/19	930
KKR & Co. LP	2,058	FedFundEffective30	Maturity	USD	42	1/11/19	843
KKR & Co. LP	319	FedFundEffective30	Maturity	USD	6	1/11/19	749
KKR & Co. LP	348	FedFundEffective30	Maturity	USD	7	1/11/19	648
KKR & Co. LP	179	FedFundEffective30	Maturity	USD	3	1/11/19	333
KKR & Co. LP	1,396	FedFundEffective30	Maturity	USD	28	1/11/19	302
KKR & Co. LP	1,410	FedFundEffective30	Maturity	USD	29	1/11/19	230
KKR & Co. LP	130	FedFundEffective30	Maturity	USD	2	1/11/19	225

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	109	FedFundEffective30	Maturity	USD	2		1/11/19	$220
KKR & Co. LP	55	FedFundEffective30	Maturity	USD	1		1/11/19	153
KKR & Co. LP	487	FedFundEffective30	Maturity	USD	10		1/11/19	97
KKR & Co. LP	40	FedFundEffective30	Maturity	USD	1		1/11/19	93
KKR & Co. LP	606	FedFundEffective30	Maturity	USD	12		1/11/19	65
KKR & Co. LP	8	FedFundEffective30	Maturity	USD	– 0	–**	1/11/19	4
KKR & Co. LP	1,445	FedFundEffective30	Maturity	USD	29		3/06/19	833
KKR & Co. LP	1,272	FedFundEffective30	Maturity	USD	26		3/06/19	508
KKR & Co. LP	706	FedFundEffective30	Maturity	USD	14		3/06/19	435
KKR & Co. LP	614	FedFundEffective30	Maturity	USD	12		3/06/19	422
KKR & Co. LP	1,456	FedFundEffective30	Maturity	USD	29		3/06/19	413
KKR & Co. LP	1,151	FedFundEffective30	Maturity	USD	23		3/06/19	167
KKR & Co. LP	585	FedFundEffective30	Maturity	USD	12		3/06/19	158
KKR & Co. LP	4	FedFundEffective30	Maturity	USD	– 0	–**	3/06/19	(4)
KKR & Co. LP	949	FedFundEffective30	Maturity	USD	19		3/06/19	(150)
KKR & Co. LP	101	FedFundEffective30	Maturity	USD	2		3/06/19	(188)
KKR & Co. LP	329	FedFundEffective30	Maturity	USD	7		3/06/19	(442)
KKR & Co. LP	669	FedFundEffective30	Maturity	USD	14		3/06/19	(481)
KKR & Co. LP	142	FedFundEffective30	Maturity	USD	3		3/06/19	(556)
KKR & Co. LP	371	FedFundEffective30	Maturity	USD	8		3/06/19	(919)
KKR & Co. LP	638	FedFundEffective30	Maturity	USD	14		3/06/19	(1,206)
KKR & Co. LP	311	FedFundEffective30	Maturity	USD	8		3/06/19	(1,247)
KKR & Co. LP	2,642	FedFundEffective30	Maturity	USD	56		3/06/19	(1,922)

								$129,792

*	Principal amount less than 500.
**	Notional amount less than 500.
(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,705,054 and gross unrealized depreciation of investments was $(1,339,486), resulting in net unrealized appreciation of $46,365,568.
(i)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market price from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
GBP	-	Great British Pound
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Equity Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$59,464,247		$	– 0	–	$	– 0	–	$59,464,247
Financials	37,139,366			– 0	–		– 0	–	37,139,366
Consumer Discretionary	30,919,137			– 0	–		– 0	–	30,919,137
Industrials	30,205,432			– 0	–		– 0	–	30,205,432
Health Care	25,518,545			– 0	–		– 0	–	25,518,545
Energy	15,000,623			– 0	–		– 0	–	15,000,623
Materials	11,016,099			– 0	–		– 0	–	11,016,099
Consumer Staples	10,846,262			– 0	–		– 0	–	10,846,262
Real Estate	10,265,415			– 0	–		– 0	–	10,265,415
Utilities	7,199,260			– 0	–		– 0	–	7,199,260
Telecommunication Services	2,218,255			– 0	–		– 0	–	2,218,255
Investment Companies	6,763,622			– 0	–		– 0	–	6,763,622
Preferred Stocks	– 0	–		– 0	–		1,292,666		1,292,666
Short-Term Investments:
Investment Companies	8,101,817			– 0	–		– 0	–	8,101,817
Time Deposits	– 0	–		1,847			– 0	–	1,847

Total Investments in Securities	254,658,080			1,847			1,292,666		255,952,593
Other Financial Instruments *:
Assets
Total Return Swaps	– 0	–		136,907			– 0	–	136,907
Liabilities
Total Return Swaps	– 0	–		(7,115)			– 0	–	(7,115)

Total ^	$254,658,080			$131,639			$1,292,666		$256,082,385

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks
Balance as of 6/30/17	$982,941
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	100,939
Purchases	208,786
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 3/31/18	$1,292,666

Net change in unrealized appreciation/depreciation from investments held as of 03/31/18	$100,939

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual for the nine months ended March 31, 2018 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	6/30/17	at Cost	Proceeds	3/31/18	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$5,159	$86,851	$83,908	$8,102	$43

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.0%
Information Technology - 15.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	333,539	$14,305,488

Internet Software & Services - 3.0%
Alphabet, Inc. - Class C (a)	14,504	14,965,082
eBay, Inc. (a)	112,158	4,513,238
Facebook, Inc. - Class A (a)	52,114	8,327,296

		27,805,616

IT Services - 2.9%
Cognizant Technology Solutions Corp. - Class A	138,377	11,139,348
Infosys Ltd. (Sponsored ADR)	155,022	2,767,143
PayPal Holdings, Inc. (a)	54,945	4,168,677
Visa, Inc. - Class A	72,095	8,624,004

		26,699,172

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	175,994	9,165,767
Lam Research Corp.	14,166	2,877,965
Micron Technology, Inc. (a)	30,032	1,565,868
QUALCOMM, Inc.	83,214	4,610,888
Texas Instruments, Inc.	41,616	4,323,486

		22,543,974

Software - 2.9%
Activision Blizzard, Inc.	24,627	1,661,337
Microsoft Corp.	245,488	22,405,690
Take-Two Interactive Software, Inc. (a)	28,293	2,766,490

		26,833,517

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	126,300	21,190,614

		139,378,381

Financials - 9.4%
Banks - 5.0%
Bank of America Corp.	390,565	11,713,044
Citigroup, Inc.	77,069	5,202,158
JPMorgan Chase & Co.	106,648	11,728,081
SunTrust Banks, Inc.	147,328	10,024,197
US Bancorp.	151,311	7,641,205

		46,308,685

Capital Markets - 0.7%
Charles Schwab Corp. (The)	58,470	3,053,304
Goldman Sachs Group, Inc. (The)	12,598	3,172,932

		6,226,236

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. - Class B (a)	120,295	23,996,446

Company	Shares	U.S. $ Value
Insurance - 1.1%
Alleghany Corp.	4,623	$2,840,556
Athene Holding Ltd. - Class A (a)	52,813	2,524,990
Progressive Corp. (The)	82,442	5,023,191

		10,388,737

		86,920,104

Consumer Discretionary - 8.7%
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp.	87,244	5,721,461
Las Vegas Sands Corp.	26,498	1,905,206
McDonald’s Corp.	50,800	7,944,104
MGM Resorts International	136,887	4,793,783
Red Rock Resorts, Inc. - Class A	103,621	3,034,023

		23,398,577

Household Durables - 0.9%
Lennar Corp. - Class A	93,566	5,514,780
Newell Brands, Inc.	111,933	2,852,053

		8,366,833

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (a)	7,361	10,653,870
Booking Holdings, Inc. (a)	2,500	5,200,975
Netflix, Inc. (a)	7,210	2,129,473

		17,984,318

Media - 1.4%
Comcast Corp. - Class A	111,143	3,797,757
Manchester United PLC - Class A (b)	116,475	2,236,320
Sky PLC	45,619	830,817
Twenty-First Century Fox, Inc. - Class A	63,300	2,322,477
Walt Disney Co. (The)	36,393	3,655,313

		12,842,684

Specialty Retail - 1.4%
Home Depot, Inc. (The)	71,446	12,734,535

Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)	22,796	2,031,580
NIKE, Inc. - Class B	57,614	3,827,874

		5,859,454

		81,186,401

Industrials - 7.6%
Aerospace & Defense - 4.0%
Northrop Grumman Corp.	70,556	24,632,511
United Technologies Corp.	101,464	12,766,200

		37,398,711

Airlines - 0.5%
Delta Air Lines, Inc.	59,660	3,269,965
Southwest Airlines Co.	24,364	1,395,570

		4,665,535

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	104,941	$15,165,024

Road & Rail - 1.5%
Norfolk Southern Corp.	99,855	13,558,312

		70,787,582

Health Care - 6.5%
Biotechnology - 0.5%
AbbVie, Inc.	44,882	4,248,081

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	143,121	8,575,811
Medtronic PLC	65,242	5,233,713

		13,809,524

Health Care Providers & Services - 1.8%
Humana, Inc.	25,891	6,960,277
UnitedHealth Group, Inc.	43,476	9,303,864

		16,264,141

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	65,800	4,161,850
Johnson & Johnson	108,537	13,909,017
Zoetis, Inc.	89,453	7,470,220

		25,541,087

		59,862,833

Energy - 4.3%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	97,810	6,336,132

Oil, Gas & Consumable Fuels - 3.6%
Chevron Corp.	134,838	15,376,925
Denbury Resources, Inc. (a)	1,831,208	5,017,510
EOG Resources, Inc.	69,490	7,315,212
Occidental Petroleum Corp.	92,862	6,032,316

		33,741,963

		40,078,095

Materials - 2.8%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	72,432	11,518,861
DowDuPont, Inc.	146,236	9,316,696

		20,835,557

Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	89,721	4,917,608

		25,753,165

Consumer Staples - 2.7%
Food & Staples Retailing - 1.0%
Kroger Co. (The)	59,795	1,431,492
Walmart, Inc.	92,544	8,233,640

		9,665,132

Company	Shares	U.S. $ Value
Food Products - 0.3%
Mondelez International, Inc. - Class A	59,621	$2,487,984

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The) - Class A	39,373	5,894,926

Tobacco - 0.8%
Altria Group, Inc.	116,903	7,285,395

		25,333,437

Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Crown Castle International Corp.	222,409	24,378,250

Utilities - 1.8%
Electric Utilities - 1.8%
NextEra Energy, Inc.	103,016	16,825,603

Telecommunication Services - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. (a)	84,934	5,184,371

Total Common Stocks (cost $580,781,908)		575,688,222

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7% (c)
iShares Nasdaq Biotechnology ETF (b)	67,542	7,209,433
SPDR S&P Biotech ETF (b)	98,229	8,617,630

Total Investment Companies (cost $16,045,307)		15,827,063

PREFERRED STOCKS - 0.5%
Information Technology - 0.4%
Internet Software & Services - 0.4%
Lyft, Inc. - Series G 0.00% (a)(d)(e)(f)	85,511	3,296,877
Lyft, Inc. - Series H 0.00% (a)(d)(e)(f)	17,100	679,658

		3,976,535

Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co. (The) - Series D 0.00% (a)(d)(e)(f)	20,767	514,503

Total Preferred Stocks (cost $4,379,031)		4,491,038

SHORT-TERM INVESTMENTS - 38.4%
Investment Companies - 37.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(g)(h) (cost $348,900,695)	348,900,695	348,900,695

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.8%
U.S. Treasury Bill Zero Coupon, 5/17/18 (i) (cost $6,986,394)	$7,000	$6,986,394

Total Short-Term Investments (cost $355,887,089)		355,887,089

Total Investments Before Security Lending Collateral for Securities Loaned - 102.6% (cost $957,093,335)		951,893,412

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.41% (c)(g)(h) (cost $11,223,279)	11,223,279	11,223,279

Total Investments Before Security Lending Collateral for Securities Loaned - 103.8% (cost $968,316,614)		963,116,691

SECURITIES SOLD SHORT - (1.5)%
COMMON STOCKS - (1.4)%
Materials - (0.1)%
Chemicals - (0.1)%
Ecolab, Inc.	(5,192)	(711,667)

Health Care - (0.1)%
Health Care Providers & Services - (0.1)%
Cardinal Health, Inc.	(17,865)	(1,119,778)

Consumer Discretionary - (0.2)%
Automobiles - (0.1)%
Tesla, Inc. (a)	(3,151)	(838,576)

Textiles, Apparel & Luxury Goods - (0.1)%
Under Armour, Inc. - Class A (a)	(37,652)	(615,610)

		(1,454,186)

Industrials - (0.2)%
Road & Rail - (0.2)%
CSX Corp.	(35,839)	(1,996,591)

Real Estate - (0.8)%
Equity Real Estate Investment Trusts (REITs) - (0.8)%
Acadia Realty Trust	(3,013)	(74,120)
Agree Realty Corp.	(1,835)	(88,153)
American Assets Trust, Inc.	(2,267)	(75,740)
Ashford Hospitality Trust, Inc.	(15,663)	(101,183)
Brixmor Property Group, Inc.	(4,414)	(67,313)
CBL & Associates Properties, Inc.	(10,071)	(41,996)
Chatham Lodging Trust	(5,117)	(97,991)
Chesapeake Lodging Trust	(4,199)	(116,774)
JBG SMITH Properties	(885)	(29,833)

Company	Shares	U.S. $ Value
Kimco Realty Corp.	(4,372)	$(62,957)
Macerich Co. (The)	(1,533)	(85,879)
Omega Healthcare Investors, Inc.	(37,010)	(1,000,750)
Pennsylvania Real Estate Investment Trust	(6,294)	(60,737)
Regency Centers Corp.	(1,404)	(82,808)
Retail Opportunity Investments Corp.	(4,177)	(73,808)
SBA Communications Corp. (a)	(21,644)	(3,699,392)
Simon Property Group, Inc.	(551)	(85,047)
SL Green Realty Corp.	(16,808)	(1,627,519)
Tanger Factory Outlet Centers, Inc.	(3,087)	(67,914)
Taubman Centers, Inc.	(1,349)	(76,772)
Urban Edge Properties	(3,509)	(74,917)
Vornado Realty Trust	(1,349)	(90,788)
Washington Prime Group, Inc.	(11,043)	(73,657)

		(7,856,048)

Total Common Stocks (proceeds $13,111,769)		(13,138,270)

Investment Companies - (0.1)%
Funds and Investment Trusts - (0.1)%
iShares US Real Estate ETF (c) (proceeds $571,970)	(7,610)	(574,327)

Total Securities Sold Short (proceeds $13,683,739)		(13,712,597)

Total Investments, Net of Securities Sold Short - 102.3% (cost $954,632,875) (j)		949,404,094 (k)
Other assets less liabilities - (2.3)%		(21,396,876)

Net Assets - 100.0%		$928,007,218

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at March 31, 2018	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	345	June 2018	USD	17	$45,338,729	$45,591,750	$(253,021)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley & Co. International PLC
KKR & Co. LP	10,689	FedFundEffective Plus 0.30%	Maturity	USD	198	1/11/19	$16,756
Morgan Stanley Capital Services LLC
KKR & Co. LP	5,156	FedFundEffective Plus 0.30%	Maturity	USD	110	3/06/19	(5,819)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	5,708	FedFundEffective Plus 0.30%	Maturity	USD	126	3/06/19	$(10,470)
KKR & Co. LP	17,188	FedFundEffective Plus 0.30%	Maturity	USD	364	3/06/19	(16,339)
KKR & Co. LP	17,188	FedFundEffective Plus 0.30%	Maturity	USD	365	3/06/19	(17,330)
KKR & Co. LP	5,097	FedFundEffective Plus 0.30%	Maturity	USD	124	3/06/19	(20,467)
KKR & Co. LP	9,408	FedFundEffective Plus 0.30%	Maturity	USD	172	1/11/19	17,381
KKR & Co. LP	5,755	FedFundEffective Plus 0.30%	Maturity	USD	105	1/11/19	10,580
KKR & Co. LP	6,428	FedFundEffective Plus 0.30%	Maturity	USD	119	1/11/19	10,545
KKR & Co. LP	6,428	FedFundEffective Plus 0.30%	Maturity	USD	120	1/11/19	9,938
KKR & Co. LP	5,755	FedFundEffective Plus 0.30%	Maturity	USD	107	1/11/19	9,342
KKR & Co. LP	3,346	FedFundEffective Plus 0.30%	Maturity	USD	61	1/11/19	6,150
KKR & Co. LP	2,996	FedFundEffective Plus 0.30%	Maturity	USD	56	1/11/19	4,578
KKR & Co. LP	2,996	FedFundEffective Plus 0.30%	Maturity	USD	56	1/11/19	4,418
KKR & Co. LP	2,891	FedFundEffective Plus 0.30%	Maturity	USD	55	1/11/19	3,711
KKR & Co. LP	2,812	FedFundEffective Plus 0.30%	Maturity	USD	53	1/11/19	3,646
KKR & Co. LP	3,222	FedFundEffective Plus 0.30%	Maturity	USD	62	1/11/19	3,052
KKR & Co. LP	3,256	FedFundEffective Plus 0.30%	Maturity	USD	63	1/11/19	2,319
KKR & Co. LP	4,006	FedFundEffective Plus 0.30%	Maturity	USD	79	1/11/19	1,467
KKR & Co. LP	3,157	FedFundEffective Plus 0.30%	Maturity	USD	62	1/11/19	1,453
KKR & Co. LP	1,595	FedFundEffective Plus 0.30%	Maturity	USD	31	1/11/19	830
KKR & Co. LP	4,644	FedFundEffective Plus 0.30%	Maturity	USD	94	1/11/19	(205)
KKR & Co. LP	1,701	FedFundEffective Plus 0.30%	Semi-Annual	USD	35	1/11/19	(281)
KKR & Co. LP	2,238	FedFundEffective Plus 0.30%	Maturity	USD	46	1/11/19	(379)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	3,141	FedFundEffective Plus 0.30%	Maturity	USD	64	1/11/19	$(747)
KKR & Co. LP	3,174	FedFundEffective Plus 0.30%	Maturity	USD	65	1/11/19	(777)
KKR & Co. LP	3,351	FedFundEffective Plus 0.30%	Maturity	USD	67	3/06/19	742
KKR & Co. LP	8,024	FedFundEffective Plus 0.30%	Maturity	USD	161	3/06/19	673
KKR & Co. LP	3,267	FedFundEffective Plus 0.30%	Maturity	USD	65	3/06/19	582
KKR & Co. LP	3,291	FedFundEffective Plus 0.30%	Maturity	USD	66	3/06/19	497
KKR & Co. LP	2,514	FedFundEffective Plus 0.30%	Maturity	USD	50	3/06/19	433
KKR & Co. LP	1,667	FedFundEffective Plus 0.30%	Maturity	USD	33	3/06/19	247
KKR & Co. LP	61	FedFundEffective Plus 0.30%	Maturity	USD	1	3/06/19	(74)
KKR & Co. LP	10,058	FedFundEffective Plus 0.30%	Maturity	USD	205	3/06/19	(336)
KKR & Co. LP	4,461	FedFundEffective Plus 0.30%	Maturity	USD	92	3/06/19	(1,806)
KKR & Co. LP	1,649	FedFundEffective Plus 0.30%	Maturity	USD	37	3/06/19	(3,589)
KKR & Co. LP	6,040	FedFundEffective Plus 0.30%	Maturity	USD	127	3/06/19	(4,876)
KKR & Co. LP	8,567	FedFundEffective Plus 0.30%	Maturity	USD	193	3/06/19	(19,604)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Tallgrass Energy Partners	133	FedFundEffective Minus 16.97%	Maturity	USD	6	3/06/19	472
Tallgrass Energy Partners	13,142	FedFundEffective Plus 0.30%	Maturity	USD	629	1/11/19	136,097
Tallgrass Energy Partners	104	FedFundEffective Plus 0.30%	Maturity	USD	5	1/11/19	1,058
Tallgrass Energy Partners	82	FedFundEffective Plus 0.30%	Semi-Annual	USD	4	1/11/19	890

							$144,758

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Illiquid security.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,759,597 and gross unrealized depreciation of investments was $(16,096,641), resulting in net unrealized depreciation of $(5,337,044).
(k)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$139,378,381		$	– 0	–	$	– 0	–	$139,378,381
Financials	86,920,104			– 0	–		– 0	–	86,920,104
Consumer Discretionary	80,355,584			830,817			– 0	–	81,186,401
Industrials	70,787,582			– 0	–		– 0	–	70,787,582
Health Care	59,862,833			– 0	–		– 0	–	59,862,833
Energy	40,078,095			– 0	–		– 0	–	40,078,095
Materials	25,753,165			– 0	–		– 0	–	25,753,165
Consumer Staples	25,333,437			– 0	–		– 0	–	25,333,437
Real Estate	24,378,250			– 0	–		– 0	–	24,378,250
Utilities	16,825,603			– 0	–		– 0	–	16,825,603
Telecommunication Services	5,184,371			– 0	–		– 0	–	5,184,371
Investment Companies	15,827,063			– 0	–		– 0	–	15,827,063
Preferred Stocks	– 0	–		– 0	–		4,491,038		4,491,038
Short-Term Investments:
Investment Companies	348,900,695			– 0	–		– 0	–	348,900,695
U.S. Treasury Bills	– 0	–		6,986,394			– 0	–	6,986,394
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	11,223,279			– 0	–		– 0	–	11,223,279
Liabilities:
Common Stocks (a)	(13,138,270)			– 0	–		– 0	–	(13,138,270)
Investment Companies	(574,327)			– 0	–		– 0	–	(574,327)

Total Investments in Securities	937,095,845			7,817,211			4,491,038		949,404,094
Other Financial Instruments (b):
Assets:
Total Return Swaps	– 0	–		247,857			– 0	–	247,857
Liabilities:
Futures	(253,021)			– 0	–		– 0	–	(253,021)
Total Return Swaps	– 0	–		(103,099)			– 0	–	(103,099)

Total (c)	$936,842,824			$7,961,969			$4,491,038		$949,295,831

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 6/30/17	$3,588,477		$3,588,477
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	222,903		222,903
Purchases	679,658		679,658
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/18	$4,491,038		$4,491,038

Net change in unrealized appreciation/depreciation from investments held as of 3/31/18	$222,903		$222,903

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

Fund	Market Value 6/30/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$266,494	$488,934	$406,527	$348,901	$	– 0	–
Government Money Market Portfolio*	1,345	218,529	208,651	11,223		32,190

Total	$267,839	$707,463	$615,178	$360,124		$32,190

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2018